Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Net amortizable intangible asset	$ 1,034,700,000	$ 1,104,100,000
Aggregate potential payments under employment agreements	11,500,000
Cash severance payments	5,200,000
Period of cash severance payments, description	(1) cash severance payments in the amount of $5.2 million, payable in equal installments over 12 months and (2) payment of continued health benefits for a period of 18 months, in exchange for a general release of all claims, including all obligations under his employment agreement, to the Company and for agreeing to provide consulting services to the Company for six months
Supplier concentration risk
Commitment And Contingencies [Line Items]
Percentage of sales, net	10.00%	10.00%	10.00%
Chemical supply agreement
Commitment And Contingencies [Line Items]
Net amortizable intangible asset	3,900,000	11,300,000
Product distribution agreement renewal term	The new, non-exclusive chemical distribution agreements with Merck KGaA will commence in April 2014 and run through December 2018
Agreement expiration date	2014-04-07
Americas | Supplier concentration risk
Commitment And Contingencies [Line Items]
Percentage of sales, net	5.00%	5.00%	5.00%
EMEA-APAC | Supplier concentration risk
Commitment And Contingencies [Line Items]
Percentage of sales, net	20.00%	20.00%	20.00%
Executive officer [Member]
Commitment And Contingencies [Line Items]
Period of cash severance payments, description	P12M
President and Chief Executive Officer [Member]
Commitment And Contingencies [Line Items]
Period of cash severance payments	(1) cash severance payments in the amount of $5.2 million, payable in equal installments over 12 months and (2) payment of continued health benefits for a period of 18 months, in exchange for a general release of all claims, including all obligations under his employment agreement, to the Company and for agreeing to provide consulting services to the Company for six months
Aggregate purchase of equity		9,100,000
Base salary per annum	$ 800,000
Employment agreement terms	If Mr. Brocke-Benz is terminated without cause or if he resigns for good reason (as defined in his employment agreement), he will be entitled to (i) two times the sum of his base salary plus his target bonus for the year in which such termination or resignation occurs and (ii) continued health benefits for the 18-month period following termination or resignation
President and Chief Executive Officer [Member] | Maximum
Commitment And Contingencies [Line Items]
Bonus percentage	200.00%
President and Chief Executive Officer [Member] | Minimum
Commitment And Contingencies [Line Items]
Bonus percentage	100.00%